Initial Public Offering - Additional Information (Details)	Mar. 01, 2021 $ / shares shares	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of class A common stocks included in each unit		1	1
Number of public warrants that each unit consists (in shares)		0.5	0.5
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issuable per whole warrant		1	1
Exercise price of warrant | $ / shares	$ 11.5
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (Shares)	28,750,000
Shares issued price per share | $ / shares	$ 10
Common stock par or stated value per share | $ / shares		$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (Shares)	3,750,000